DERIVATIVE INSTRUMENTS - Interest Rate Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2019 USD ($) item
Derivative [Line Items]
Derivative contracts, notional amounts	$ 15.2	$ 36.5
Gain recognized on derivatives	1.7
Loss recognized on derivatives		0.9
Interest rate swaps
Derivative [Line Items]
Number of interest rate swaps | item			2
Floor interest rate			0.00%
Gain recognized on derivatives	$ 17.6
Loss recognized on derivatives		$ 13.3
Interest rate swap one
Derivative [Line Items]
Derivative contracts, notional amounts			$ 175.0
Fixed interest rate			2.501%
Interest rate swap two
Derivative [Line Items]
Derivative contracts, notional amounts			$ 355.0
Fixed interest rate			2.60%